Schedule of Investments (unaudited) January 31, 2022	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.1%
BAE Systems PLC	50,745,627	$397,122,767
Huntington Ingalls Industries, Inc.	279,130	52,253,136
Lockheed Martin Corp.	246,251	95,823,651
Raytheon Technologies Corp.	1,391,630	125,511,110

		670,710,664

Auto Components — 0.7%
Lear Corp.	861,629	144,167,764

Automobiles — 1.7%
General Motors Co.(a)	7,079,037	373,277,621

Banks — 11.7%
Bank of America Corp.	9,855,434	454,729,725
Citigroup, Inc.	10,080,742	656,457,919
First Citizens BancShares, Inc., Class A	250,831	195,417,415
JPMorgan Chase & Co.	2,491,161	370,186,525
M&T Bank Corp.	311,380	52,741,544
Wells Fargo & Co.	15,538,089	835,949,188

		2,565,482,316

Beverages — 1.4%
Constellation Brands, Inc., Class A	1,254,915	298,356,041

Capital Markets — 3.6%
Charles Schwab Corp.	3,284,493	288,050,036
Morgan Stanley	2,177,559	223,286,900
Raymond James Financial, Inc.	2,594,689	274,699,724

		786,036,660

Chemicals — 1.2%
Corteva, Inc.	2,643,431	127,096,162
PPG Industries, Inc.	860,095	134,346,839

		261,443,001

Communications Equipment — 2.5%
Cisco Systems, Inc.	9,834,181	547,468,856

Consumer Finance — 0.7%
Capital One Financial Corp.	1,027,867	150,818,925

Containers & Packaging — 1.1%
Sealed Air Corp.	3,649,366	247,864,939

Diversified Financial Services — 1.6%
Apollo Global Management, Inc.	2,500,009	175,000,630
Equitable Holdings, Inc.	5,337,455	179,551,986

		354,552,616

Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	6,387,863	340,025,948

Electric Utilities — 0.5%
American Electric Power Co., Inc.	1,098,134	99,271,314

Entertainment — 0.5%
Activision Blizzard, Inc.	1,376,264	108,738,619

Food Products — 0.7%
Mondelez International, Inc., Class A	2,324,780	155,830,003

Health Care Equipment & Supplies — 4.8%
Alcon, Inc.	1,114,759	85,957,519
Becton Dickinson and Co.	216,158	54,934,394
DENTSPLY SIRONA, Inc.	1,037,350	55,415,237
Koninklijke Philips NV	6,524,483	217,025,738

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Medtronic PLC	4,006,189	$414,600,500
Zimmer Biomet Holdings, Inc.	1,754,660	215,858,273

		1,043,791,661

Health Care Providers & Services — 9.3%
Anthem, Inc.	1,343,121	592,302,930
Cigna Corp.	1,293,039	297,993,768
CVS Health Corp.	2,171,742	231,312,240
Humana, Inc.	832,446	326,735,055
Laboratory Corp. of America Holdings(a)	896,784	243,351,306
McKesson Corp.	545,477	140,034,855
UnitedHealth Group, Inc.	430,015	203,212,189

		2,034,942,343

Household Durables — 1.5%
Newell Brands, Inc.	7,104,085	164,885,813
Panasonic Corp.	15,153,400	166,831,440

		331,717,253

Household Products — 0.3%
Reckitt Benckiser Group PLC	796,974	64,572,510

Industrial Conglomerates — 1.8%
General Electric Co.	2,682,530	253,445,434
Siemens AG, Registered Shares	873,236	138,644,643

		392,090,077

Insurance — 6.9%
Allstate Corp.	783,253	94,515,140
American International Group, Inc.	9,817,443	566,957,333
Fidelity National Financial, Inc.	4,743,395	238,829,938
MetLife, Inc.	4,137,168	277,438,486
Progressive Corp.	942,091	102,367,608
Willis Towers Watson PLC	981,562	229,646,246

		1,509,754,751

IT Services — 5.0%
Cognizant Technology Solutions Corp., Class A	4,606,658	393,500,726
Fidelity National Information Services, Inc.	3,340,283	400,566,738
Visa, Inc., Class A	1,310,572	296,412,069

		1,090,479,533

Machinery — 1.1%
Komatsu Ltd.	9,305,500	233,837,346

Media — 3.1%
Comcast Corp., Class A	7,539,337	376,891,457
Fox Corp., Class A	7,248,371	294,356,346
Fox Corp., Class B	60,362	2,244,259

		673,492,062

Multiline Retail — 1.2%
Dollar General Corp.	1,306,003	272,275,505

Multi-Utilities — 2.2%
CenterPoint Energy, Inc.	4,243,359	120,341,661
NiSource, Inc.	4,565,338	133,216,563
Public Service Enterprise Group, Inc.	1,693,082	112,640,745
Sempra Energy	887,268	122,584,947

		488,783,916

Oil, Gas & Consumable Fuels — 7.1%
BP PLC	84,967,129	440,462,946
ConocoPhillips	4,458,891	395,146,921
Enterprise Products Partners LP	19,004,616	449,269,122
EQT Corp.(a)	4,987,579	105,986,054
Hess Corp.	1,831,414	169,021,198

		1,559,886,241

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Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products — 1.8%
Unilever PLC, ADR	7,705,312	$395,975,984

Pharmaceuticals — 6.2%
AstraZeneca PLC	3,770,091	438,566,901
Bayer AG, Registered Shares	5,293,265	321,586,256
Merck & Co., Inc.	631,167	51,427,487
Novo Nordisk A/S, ADR	1,024,530	102,319,811
Sanofi	4,333,519	453,121,455

		1,367,021,910

Professional Services — 1.2%
Leidos Holdings, Inc.	2,994,612	267,868,043

Road & Rail — 1.0%
Union Pacific Corp.	936,709	229,072,186

Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc.	526,703	86,363,491

Software — 3.0%
CDK Global, Inc.	5,018,249	215,634,160
Microsoft Corp.	474,189	147,463,295
SS&C Technologies Holdings, Inc.	3,581,438	286,049,453

		649,146,908

Specialty Retail — 1.3%
Ross Stores, Inc.	2,905,089	283,972,450

Technology Hardware, Storage & Peripherals — 0.6%
Samsung Electronics Co. Ltd.	2,229,681	138,684,103

Security	Shares	Value

Tobacco — 1.5%
Altria Group, Inc.	2,640,437	$134,345,435
British American Tobacco PLC	4,821,424	205,850,579

		340,196,014

Wireless Telecommunication Services — 1.4%
Rogers Communications, Inc., Class B	5,851,314	296,766,089

Total Long-Term Investments — 95.2% (Cost: $15,611,730,224)		20,854,735,663

Short-Term Securities

Money Market Funds — 4.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(b)(c)	1,043,020,439	1,043,020,439

Total Short-Term Securities — 4.8% (Cost: $1,043,020,439)		1,043,020,439

Total Investments — 100.0% (Cost: $16,654,750,663)		21,897,756,102

Other Assets Less Liabilities — 0.0%		8,429,596

Net Assets — 100.0%		$21,906,185,698

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,226,706,825	$—	$(183,686,386	)(a)	$—	$—	$1,043,020,439	1,043,020,439	$48,438	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

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Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$273,587,897	$397,122,767	$—	$670,710,664
Auto Components	144,167,764	—	—	144,167,764
Automobiles	373,277,621	—	—	373,277,621
Banks	2,565,482,316	—	—	2,565,482,316
Beverages	298,356,041	—	—	298,356,041
Capital Markets	786,036,660	—	—	786,036,660
Chemicals	261,443,001	—	—	261,443,001
Communications Equipment	547,468,856	—	—	547,468,856
Consumer Finance	150,818,925	—	—	150,818,925
Containers & Packaging	247,864,939	—	—	247,864,939
Diversified Financial Services	354,552,616	—	—	354,552,616
Diversified Telecommunication Services	340,025,948	—	—	340,025,948
Electric Utilities	99,271,314	—	—	99,271,314
Entertainment	108,738,619	—	—	108,738,619
Food Products	155,830,003	—	—	155,830,003
Health Care Equipment & Supplies	740,808,404	302,983,257	—	1,043,791,661
Health Care Providers & Services	2,034,942,343	—	—	2,034,942,343
Household Durables	164,885,813	166,831,440	—	331,717,253
Household Products	—	64,572,510	—	64,572,510
Industrial Conglomerates	253,445,434	138,644,643	—	392,090,077
Insurance	1,509,754,751	—	—	1,509,754,751
IT Services	1,090,479,533	—	—	1,090,479,533
Machinery	—	233,837,346	—	233,837,346
Media	673,492,062	—	—	673,492,062
Multiline Retail	272,275,505	—	—	272,275,505
Multi-Utilities	488,783,916	—	—	488,783,916
Oil, Gas & Consumable Fuels	1,119,423,295	440,462,946	—	1,559,886,241
Personal Products	395,975,984	—	—	395,975,984
Pharmaceuticals	153,747,298	1,213,274,612	—	1,367,021,910
Professional Services	267,868,043	—	—	267,868,043
Road & Rail	229,072,186	—	—	229,072,186
Semiconductors & Semiconductor Equipment	86,363,491	—	—	86,363,491
Software	649,146,908	—	—	649,146,908
Specialty Retail	283,972,450	—	—	283,972,450
Technology Hardware, Storage & Peripherals	—	138,684,103	—	138,684,103
Tobacco	134,345,435	205,850,579	—	340,196,014
Wireless Telecommunication Services	296,766,089	—	—	296,766,089
Short-Term Securities
Money Market Funds	1,043,020,439	—	—	1,043,020,439

	$18,595,491,899	$3,302,264,203	$—	$21,897,756,102

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Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Equity Dividend Fund

Portfolio Abbreviation

ADR	American Depositary Receipt

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